STOCK OPTIONS (Details 1) - Lewis and Clark Pharmaceuticals, Inc. [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Volatility	245.00%	245.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	1.33%	1.61%
Dividend yield	0.00%	0.00%